Deferred taxation	12 Months Ended
Feb. 28, 2021
Disclosure of deferred taxes [text block] [Abstract]
DEFERRED TAXATION
9.	DEFERRED TAXATION

	Note	2021	2020
		Figures in Rand thousands
Deferred taxation liability		(42,024)	(85,392)
Deferred revenue		44,790	-
Property, plant and equipment and capitalized commission assets		(117,686)	(85,392)
Lease obligations		12,119	-
ECL provision on trade receivables		11,302	-
Other		7,451	-

Deferred taxation asset		47,046	106,482
Deferred revenue		6	25,476
Property, plant and equipment and capitalized commission assets		37,479	9,361
Inventory [1]		-	26,018
Tax losses		6,115	16,356
Lease obligations		297	16,351
ECL provision on trade receivables		928	5,936
Research and development		-	1,071
Other		2,221	5,913
Total net deferred taxation asset		5,022	21,090

Reconciliation of deferred taxation asset/(liability)
At beginning of year		21,090	64,858
Increase in deferred revenue temporary differences		19,320	8,778
Decrease in property, plant and equipment and capitalized commission assets temporary differences		(4,176)	(42,834)
(Decrease)/increase in inventory temporary differences		(26,018)	315
(Decrease)/increase in tax losses temporary differences		(10,241)	1,679
Decrease in lease obligation temporary differences		(3,935)	(5,572)
Increase in ECL provision on trade receivables temporary differences		6,294	1,345
(Decrease)/increase in research and development temporary differences		(1,071)	1,071
Increase/(decrease) in other temporary differences		3,759	(8,550)
At end of year		5,022	21,090
Reconciliation of deferred tax
Opening balance		21,090	64,858
Charge to income statement	24	(16,996)	(45,178)
Disposal of Found		(550)	-
Translation differences		1,478	1,410
Closing balance		5,022	21,090

The Group has not recognized deferred taxation assets relating to available tax losses in start-up subsidiaries where the probability of future taxable income is uncertain. These potential deferred taxation assets will be recognized and utilized in future periods as and when they meet the recognition criteria. The tax losses available from these subsidiaries are ZAR15.3 million (2020: ZAR7.4 million). Detailed budgets and forecasts have been prepared by management which support the recoverability of these tax losses. None of the tax losses expire in terms of local tax legislation.

No deferred tax liability is recognized on temporary differences of ZAR1,208 million (2020: ZAR1,356 million) relating to the unremitted earnings of overseas subsidiaries as the Group is able to control the timings of the reversal of these temporary differences and it is probable that they will not reverse in the foreseeable future.

[1]The Group has capitalized telematics devices designated for installation in customer vehicles which were historically accounted for as inventory. During the current year, the Group revised the classification of the telematic devices to property, plant and equipment (in the categories Capitalized telematic devices – uninstalled and Capitalized telematic devices – work-in-progress), since they represent tangible items that are held for use in the supply of services, and are expected to be used for more than one period. The reclassification was corrected prospectively as the impact to comparative amounts are not material.